TRADE RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS

8.	TRADE RECEIVABLES AND OTHER CURRENT ASSETS

The breakdown of the items presented under this heading at December 31, 2025 and 2024 is as follows:

	12/31/2025	12/31/2024
Trade receivables:
Other receivables from the Codere Group companies (Note 14)	954	1,149
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset (VAT)	5,405	5,150
Prepayments	1,507	2,197
Other receivables	74	725
Total	7,841	9,122

The carrying amounts of Codere Online’s trade receivables and other current assets are denominated in the following currencies:

Currency	12/31/2025	12/31/2024
EUR	4,379	3,524
ILS	175	470
ARS	86	590
USD	420	183
MXN	1,886	3,672
COP	895	683
Total	7,841	9,122

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. Codere Online does not hold any collateral as security.

The movement in the allowance for impairment of trade receivables as of December 31, 2025 and 2024 is as follows:

Expected credit loss as of 12/31/2023	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2024	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2025	99